Cash And Cash Equivalents	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 3 — CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	June 30, 2012	December 31, 2011
Cash on hand and at banks	$39,411	$20,704
Short term deposits and highly liquid funds	1,650	27,374

Total cash and cash equivalents	$41,061	$48,078

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2012, Navios Partners held time deposits of $827 and money market funds of $823 with duration of less than three months. As of December 31, 2011, Navios Partners held time deposits of $25,281 and money market funds of $2,093 with duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.